UNSECURED NOTES PAYABLE (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Balance		$ 150
Exchange of notes payable and accrued interest for iOx shares		(150)
Balance
I O X [Member]
IfrsStatementLineItems [Line Items]
Balance		150
Exchange of notes payable and accrued interest for iOx shares		(150)
Balance
Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Balance
Exchange of notes payable and accrued interest for iOx shares
Balance